Retirement Benefits Accumulated Benefit Obligations in Excess of Fair Value (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension plans with accumulated benefit obligations in excess of fair value of plan assets (Table Amounts) [Abstract]
Projected benefit obligation	$ 34,715	$ 30,259
Accumulated benefit obligation	34,305	29,961
Fair value of plan assets	$ 28,324	$ 25,101